Details of Certain Financial Statement Components and Supplemental Disclosures of Cash Flow Information and Non-Cash Activities - Schedule of Warranty Reserve Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Text Block [Abstract]
Beginning balance	$ 8,000	$ 8,000	$ 8,000
Additions
Deductions	8,000
Ending balance		$ 8,000	$ 8,000